As filed with the Securities and Exchange Commission on January 9, 2015

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒

(Check appropriate box or boxes)

KEELEY FUNDS, INC.

(Registrant)

111 West Jackson Blvd.

Suite 810

Chicago, Illinois 60604

Telephone number: (312) 786-5050

Copy to:

John L. Keeley, Jr. Keeley Asset Management Corp. 111 West Jackson Boulevard, Suite 810 Chicago, Illinois 60604	Alan Goldberg, Esq. K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate date of proposed public offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and the State of Illinois on the 9th day of January, 2015.

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date
/s/ John G. Kyle*	Director	)
John G. Kyle		)
)
/s/ Walter D. Fitzgerald*	Director	)
Walter D. Fitzgerald		)
)
/s/ John F. Lesch*	Director	)
John F. Lesch		)
)
/s/ Elwood P. Walmsley*	Director	)
Elwood P. Walmsley		)	January 9, 2015
)
/s/ Jerome J. Klingenberger*	Director	)
Jerome J. Klingenberger		)
)
/s/ Sean W. Lowry*	Director	)
Sean W. Lowry		)
)
/s/ Laura D. Alter*	Director	)
Laura D. Alter		)
)
/s/ John L. Keeley, Jr.*	Director, Chief	)
John L. Keeley, Jr.	Executive Officer and Chief Financial Officer	) )

		By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.

*	John L. Keeley, Jr. signs this document on behalf of the individuals noted pursuant to powers of attorney filed herewith and also incorporated by reference to Registrant’s previous filing of post-effective amendment nos. 27 and 31 to the Registration Statement.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase